Debt and Capital Lease Obligations (Unitymedia KabelBW Senior Notes Redemption Price) (Schedule) (Details)	Dec. 31, 2014
UM Senior Exchange Notes [Member]
Debt Instrument [Line Items]
2016	104.75%
2017	103.167%
2018	101.583%
2019	100.00%
2020	100.00%
September 2012 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
2017	102.75%
2018	101.833%
2019	100.917%
2020	100.00%
2021	100.00%
December 2012 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
2018	102.75%
2019	101.833%
2020	100.917%
2021	100.00%
2022	100.00%
December 2012 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
2018	102.875%
2019	101.917%
2020	100.958%
2021	100.00%
2022	100.00%
January 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
2018	102.563%
2019	101.708%
2020	100.854%
2021	100.00%
2022	100.00%
April 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
2018	102.813%
2019	101.875%
2020	100.938%
2021	100.00%
2022	100.00%
November 2013 UM Senior Secured Notes [Member]
Debt Instrument [Line Items]
2021	103.125%
2022	102.083%
2023	101.042%
2024 and thereafter	100.00%
October 2014 UM Senior Notes [Member]
Debt Instrument [Line Items]
2020	103.063%
2021	102.042%
2022	101.021%
2023	100.00%
2024 and thereafter	100.00%
December 2014 UM Euro Senior Secured Notes [Member]
Debt Instrument [Line Items]
2020	102.00%
2021	101.333%
2022	100.667%
2023	100.00%
2024 and thereafter	100.00%
December 2014 UM Dollar Senior Secured Notes [Member]
Debt Instrument [Line Items]
2020	102.50%
2021	101.667%
2022	100.833%
2023	100.00%
2024 and thereafter	100.00%